Reportable Segment Information - Reconciliation of segment information (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2011	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Service revenue		$ 213,492,000	$ 68,165,000	$ 385,423,000	$ 156,095,000	$ 436,920,270	$ 569,617,758
Adjusted EBITDA		30,656,000	(1,807,000)	46,884,000	235,000	7,816,188	60,149,258
Depreciation and amortization		12,706,000	10,794,000	23,857,000	21,879,000	43,541,679	50,133,993
Property and equipment impairment expense				0	0	6,305,426	36,609,332
Goodwill impairment expense						1,177,148	0
Goodwill		9,425,000	10,602,000	9,425,000	10,602,000	9,424,999	10,602,147
Capital expenditures	$ 13,000,000	87,349,000	3,557,000	143,811,000	10,052,000	46,008,240	71,676,645
Total assets		561,916,000		561,916,000		541,422,298	446,454,334
Pressure Pumping
Segment Reporting Information [Line Items]
Service revenue		203,591,000	62,167,000	367,431,000	141,712,000	409,014,337	510,198,128
Adjusted EBITDA		31,362,000	529,000	48,283,000	3,549,000	15,655,202	62,540,290
Depreciation and amortization		11,596,000	9,222,000	21,591,000	18,631,000	37,281,862	38,368,650
Property and equipment impairment expense						0	7,979,906
Goodwill impairment expense						0
Goodwill		9,425,000	9,425,000	9,425,000	9,425,000	9,424,999	9,424,999
Capital expenditures		86,302,000	3,452,000	141,345,000	9,942,000	45,472,835	69,029,321
Total assets		527,648,000		527,648,000		501,905,907	398,449,448
All Other
Segment Reporting Information [Line Items]
Service revenue		9,901,000	5,998,000	17,992,000	14,383,000	27,905,933	59,419,630
Adjusted EBITDA		(706,000)	(2,336,000)	(1,399,000)	(3,314,000)	(7,839,014)	(2,391,032)
Depreciation and amortization		1,110,000	1,572,000	2,266,000	3,248,000	6,259,817	11,765,343
Property and equipment impairment expense						6,305,426	28,629,426
Goodwill impairment expense						1,177,148
Goodwill		0	1,177,000	0	1,177,000	0	1,177,148
Capital expenditures		1,047,000	$ 105,000	2,466,000	$ 110,000	535,405	2,647,324
Total assets		$ 34,268,000		$ 34,268,000		$ 39,516,391	$ 48,004,886